PRINCIPAL ACCOUNTING POLICIES - Disaggregation Of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Losses from services	$ (261,330)	¥ (1,705,176)	¥ (1,669,781)	¥ (1,878,375)
Total revenues	$ 879,692	5,739,989	3,099,698	1,922,015
Operations and support costs
Disaggregation of Revenue [Line Items]
Rider incentives		143,916	192,243	223,664
Rider incentives attributable to transactions where the Group acts as a principal		114,229	158,763	155,007
Selling and marketing expenses
Disaggregation of Revenue [Line Items]
Consumer incentives		1,166,032	937,713	782,479
Dada Now platform
Disaggregation of Revenue [Line Items]
Total revenues		3,434,578	1,996,785	1,111,439
Dada Now platform | Services
Disaggregation of Revenue [Line Items]
Total revenues		3,377,653	1,954,834	1,062,552
Dada Now platform | On-demand delivery services | Operations and support costs
Disaggregation of Revenue [Line Items]
Losses from services		76,989	96,131	133,241
Dada Now platform | Sales of goods
Disaggregation of Revenue [Line Items]
Total revenues		56,925	41,951	48,887
JDDJ platform | Services
Disaggregation of Revenue [Line Items]
Total revenues		2,305,411	1,102,913	754,162
JDDJ platform | On-demand delivery services provided to retailers
Disaggregation of Revenue [Line Items]
Total revenues		970,697	588,752	448,014
JDDJ platform | Commission fee from retailers
Disaggregation of Revenue [Line Items]
Total revenues		¥ 687,789	¥ 347,870	225,884
Others
Disaggregation of Revenue [Line Items]
Total revenues				56,414
Others | Services
Disaggregation of Revenue [Line Items]
Total revenues				23,402
Others | Sales of goods
Disaggregation of Revenue [Line Items]
Total revenues				¥ 33,012